Note 3 - Related Party Loans (Detail) (USD $)	12 Months Ended		12 Months Ended
	Jul. 31, 2011 Loan from Director, Officer, and Stockholder [Member]	Jul. 31, 2009 Loan from Director, Officer, and Stockholder [Member]	Jul. 31, 2011 Loan from Former Officer [Member]	Jul. 31, 2011 Loans from Former Officer [Member]	Jul. 31, 2010 Loans from Former Officer [Member]	Jul. 31, 2012 Loan from Officer [Member]
Debt Instrument, Face Amount	$ 27,301		$ 62,500		$ 106,000	$ 3,771
Notes Payable, Related Parties, Current		$ 27,301		$ 48,499
Debt Instrument, Description	In May 2011, this note was forgiven.		In May 2011, this note was forgiven.	In May 2011, this note was forgiven.